Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
New Accounting Standards
New Accounting Standards
Presented in the table below is the new accounting standard that was adopted by the Company in 2026:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Induced Conversions of Convertible Debt Instruments	The guidance in this standard clarifies the requirements for determining whether to account for certain settlements of convertible debt instruments as induced conversions or extinguishments. The guidance requires an entity to account for a settlement as an induced conversion if the inducement offer includes the issuance of all of the consideration issuable under the conversion privileges provided in the terms of the existing convertible debt instrument.	January 1, 2026	Prospective	The standard did not have an impact on the Consolidated Financial Statements.

Presented in the table below are recently issued accounting standards that have not yet been adopted by the Company as of June 30, 2026; recently issued accounting standards not presented below were determined to be not applicable, or not material, to the Company:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Statement Disaggregation	The guidance in this standard enhances disclosures related to income statement expenses to further disaggregate expenses in the footnotes to the financial statements. The standard requires disaggregation of any relevant expense caption presented on the face of the income statement that contains the following expense categories: purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion. Further, the standard requires disclosure of the total amount and the entity’s definition of selling expenses.	Annual periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027	Prospective, with retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Internal-Use Software	The guidance in this standard removes all reference to prescriptive and sequential software development stages, requiring an entity to start capitalizing software costs when the following criteria are both met: (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. Further, the standard requires disclosure for all capitalized internal-use
software costs and removes the requirement for intangibles disclosures for capitalized internal-use
	software.	Annual periods beginning after December 15, 2027 and interim reporting periods within those annual reporting periods	Prospective, with a modified transition or retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Government Grants Received by Business Entities	Introduces authoritative GAAP guidance for accounting and disclosure of government grants received by business entities, addressing the previous lack of specific guidance and reducing diversity in practice. The standard requires grants to be recognized when compliance with conditions is probable and receipt is likely, and allows presentation either as deferred income or as a reduction of related costs.	Annual periods beginning after December 15, 2028 and interim reporting periods within those annual reporting periods	Modified prospective, modified retrospective, or retrospective applications are permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Environmental Credits and Environmental Credit Obligations	Establishes a comprehensive and consistent accounting model for environmental credits and related compliance obligations, an area that previously relied on diverse GAAP analogies. The standard requires entities to recognize environmental credits as assets (measured at cost by default) and to recognize environmental credit obligations as liabilities when incurred based on regulatory or contractual requirements. The standard also clarifies that credits and obligations are accounted for separately, even if they economically offset, and introduces enhanced disclosure requirements about the nature, measurement, and activity of these balances.	Annual periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods	Retrospective	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Property, Plant and Equipment
Property, Plant and Equipment
The New Jersey Economic Development Authority (“NJEDA”) determined that the Company was qualified to receive $161 million in tax credits in connection with its capital investment in its corporate headquarters in Camden, New Jersey. The Company was qualified to receive the tax credits over a
10-year
period commencing in 2019.
In May 2026, the NJEDA issued to the Company the utilization certificate for the 2024 tax credits in the amount of $15 million. The Company sold the tax credits to an external party for $14 million. As of June 30, 2026, the Company had current assets of $16 million included in Other and $48 million of long-term assets included in Other on the Consolidated Balance Sheets for the 2025 through 2028 tax credits. As of December 31, 2025, the Company had current assets of $15 million included in Other and $64 million of long-term assets included in Other on the Consolidated Balance Sheets for the 2024 through 2028 tax credits. The Company has made the necessary annual filing for the year ended December 31, 2025. The submitted filing is under review by the NJEDA and it is expected that the Company will receive final NJEDA approval and monetize the 2025 tax credits in 2027.

Cash, Cash Equivalents and Restricted Funds
Cash, Cash Equivalents and Restricted Funds
Presented in the table below is a reconciliation of the cash and cash equivalents and restricted funds amounts as presented on the Consolidated Balance Sheets to the sum of such amounts presented on the Consolidated Statements of Cash Flows for the periods ended June 30:

	2026	2025
Cash and cash equivalents	$191	$94
Restricted funds	18	17
Restricted funds included in other long-term assets	19	24

Cash, cash equivalents and restricted funds as presented on the Consolidated Statements of Cash Flows	$228	$135

Allowance for Uncollectible Accounts
Allowance for Uncollectible Accounts
An allowance for uncollectible accounts is maintained for estimated expected credit losses resulting from the Company’s inability to collect receivables from customers. Accounts that are outstanding longer than the payment terms are considered past due. A number of factors are considered in determining the allowance for uncollectible accounts, including the length of time receivables are past due, previous loss history, current economic and societal conditions and reasonable and supportable forecasts that affect the collectability of receivables from customers. The Company generally writes off accounts when they become uncollectible or are over a certain number of days outstanding.
Presented in the table below are the changes in the allowance for uncollectible accounts for the six months ended June 30:

	2026	2025
Balance as of January 1	$(58)	$(53)
Amounts charged to expense	(22)	(19)
Amounts written off	15	16

Balance as of June 30	$(65)	$(56)